Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue		$ 293,929	$ 1,750,043
Cost of revenue		(336,543)	(499,092)
Gross (loss) profit		(42,614)	1,250,951
General and administrative expenses		(1,158,751)	(716,183)
Total operating expenses		(1,158,751)	(716,183)
Operating (loss) income		(1,201,365)	534,768
Other (expense) income
Interest income		90,713	5,004
Other miscellaneous income			308
Unrealized loss on equity security		(370,666)
Total other (expense) income, net		(279,953)	5,312
(Loss) profit before taxes		(1,481,318)	540,080
Provision for income taxes			97,248
Net (loss) income		(1,481,318)	442,832
Less: Net loss attributable to non-controlling interest		(23,432)
Net loss (income) attributable to shareholders of the Company		$ (1,457,886)	$ 442,832
(Loss) income per share – basic (in Dollars per share)		$ (0.06)	$ 0.04
(Loss) income per share – diluted (in Dollars per share)		$ (0.06)	$ 0.04
Basic weighted average shares outstanding (in Shares)	[1]	23,822,746	10,000,000
Diluted weighted average shares outstanding (in Shares)	[1]	23,822,746	10,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation